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February 23, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
    Merrill Lynch Retirement Plus Separate Account A-
    Registration Nos. 33-43773
    Merrill Lynch Retirement Power - 333-90243
    Merrill Lynch Retirement Optimizer - 333-63904
    Merrill Lynch Investor Choice - Investor Series - 333-118362

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT MAILINGS:

BLACKROCK SERIES FUND, INC.
BlackRock Equity Dividend Portfolio, SEC File No.: 811-03091
BlackRock Global SmallCap Portfolio, SEC File No.: 811-03091
BlackRock International Index Portfolio, SEC File No.: 811-03091
BlackRock Short-Term Bond Portfolio, SEC File No.: 811-03091
BlackRock Mid Cap Value Opportunities Portfolio, SEC File No.: 811-03091 BlackRock Small Cap Index Portfolio, SEC File No.: 811-03091

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Bond V.I. Fund, SEC File No.: 811-03290
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
BlackRock Fundamental Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-05576
BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Government Income V.I. Fund, SEC File No.: 811-03290
BlackRock High Income V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

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AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. International Growth Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452
AIM V.I. Basic Value Fund, SEC File No.: 811-07452
AIM V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Growth and Income Portoflio, SEC File No.: 811-05398
Large Cap Growth Portfolio, SEC File No.: 811-05398
Global Technology Portfolio, SEC File No.: 811-05398
Small/Mid Cap Value Portfolio, SEC File No.: 811-05398
Value Portfolio, SEC File No.: 811-05398

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund, SEC File No.: 811-05188
VP Ultra Fund, SEC File No.: 811-05188

AMERICAN FUNDS INSURANCE SERIES
The Bond fund, SEC File No.: 811-03857
The Growth Fund, SEC File No.: 811-03857
The Growth-Income Fund, SEC File No.: 811-03857
The Asset Allocation Fund, SEC File No.: 811-03857
The International Fund, SEC File No.: 811-03857

COHEN & STEERS
VIF Realty Fund, Inc., SEC File No.: 811-21669

DAVIS VARIABLE ACCOUNT FUND, INC.
Davis Value Portfolio, SEC File No.: 811-09293

DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio, SEC File No.: 811-05125

FEDERATED INSURANCE SERIES
Federated Capital Appreciation Fund II, SEC File No.: 811-08042
Federated Kaufmann Fund II, SEC File No.: 811-08042

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton VIP Growth Securities fund, SEC File No.: 811-05583
Templeton VIP Foreign Securities Fund, SEC File No.: 811-05583

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
Oppenheimer Main Street Fund/VA, SEC File No.: 811-04108

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Oppeneheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Small Cap Fund/VA, SEC File No.: 811-04108

PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786
Pioneer Fund VCT Portfolio, SEC File No.: 811-08786
Pioneer Small Cap Value VCT Portfolio, SEC File No.: 811-08786
Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786

PREMIER VIT
OpCap Renaissance Portfolio, SEC File No.: 811-08512

PIMCO VARIABLE INSURANCE TRUST
Total Return Portfolio, SEC File No.: 811-08399
Real Return Portfolio, SEC File No.: 811-08399
CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399

SELIGMAN PORTFOLIOS, INC.
Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio, SEC File No.: 811-04424
Comstock Portfolio, SEC File No.: 811-04424

WANGER ADVISORS TRUST
Wanger U.S. Smaller Companies, SEC File No.: 811-08748

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/JPMorgan Small Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Affiliated Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Bond Debenture Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Mid Cap Value Portfolio, SEC File No.: 811-21038 Roszel/CCM Capital Appreciation Portfolio, SEC File No.: 811-21038 Roszel/Allianz NFJ Small Cap Value Portfolio, SEC File No.: 811-21038 Roszel/Seligman Mid Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio, SEC File No.: 811-21038 Roszel/Marsico Large Cap Growth Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

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Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534